Average Annual Total Returns{- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund - AMCIZ PRO-13 - Fidelity International Small Cap Opportunities Fund
	Fidelity Advisor International Small Cap Opportunities Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Opportunities Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Opportunities Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Opportunities Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor International Small Cap Opportunities Fund: Class Z Return Before Taxes Inception Date	MS141 Past 1 year	MS141 Past 5 years	MS141 Past 10 years
Total	12.40%	10.57%	9.49%	12.40%	10.35%	9.34%	7.34%	8.43%	7.85%	14.73%	10.77%	9.43%	17.29%	11.02%	9.28%	19.57%	12.21%	10.45%	19.73%		14.03%	[1]	Oct. 02, 2018	12.51%	9.56%	7.98%

[1]	(a)Since inception October 2, 2018.